Stockholders' Equity (Details) - Schedule of Stockholders Equity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity (Details) - Schedule of Stockholders Equity [Line Items]
Common Shares for Acquisition (in Dollars)	$ 210,893	$ 1,118,173	$ 2,357,750
Common Shares for Goods and Services (in Dollars)		553,360
Common Shares for Convertible Note (in Dollars)	3,414,785	470,000
Number of Shares Issued [Member]
Stockholders' Equity (Details) - Schedule of Stockholders Equity [Line Items]
Common Shares for Acquisition	204,750	835,810
Common Shares for Goods and Services		793,679
Common Shares for Convertible Note	2,605,513	940,000
Common Shares for Cash		9,357,578
Warrants and Options Exercised	24,167	757,864
Value of Common Shares [Member]
Stockholders' Equity (Details) - Schedule of Stockholders Equity [Line Items]
Common Shares for Acquisition (in Dollars)	210,893	1,118,173
Common Shares for Goods and Services (in Dollars)		553,360
Common Shares for Convertible Note (in Dollars)	2,657,623	470,000
Common Shares for Cash (in Dollars)		$ 8,178,471